Condensed Consolidated Statements of Changes in Members' Equity (Statement) shares in Thousands, $ in Thousands	USD ($) shares
Beginning balance (in shares) at Sep. 30, 2019 | shares	1,527
Beginning balance at Sep. 30, 2019	$ 149,383
Statement of Stockholders' Equity [Abstract]
Issuance of common units under long-term incentive plan | shares	15
Purchase of common units under long-term incentive plan (in shares) | shares	2
Purchase of common units under long-term incentive plan	$ 194
Dividends on preferred units	864
Dividends on common units	4,997
Unit-based compensation expense	153
Net loss	$ (6,841)
Ending balance (in shares) at Dec. 31, 2019 | shares	1,540
Ending balance at Dec. 31, 2019	$ 136,640
Beginning balance (in shares) at Sep. 30, 2020 | shares	1,555
Beginning balance at Sep. 30, 2020	$ 166,617
Statement of Stockholders' Equity [Abstract]
Issuance of common units under long-term incentive plan | shares	13
Dividends on preferred units	$ 917
Dividends on common units	3,801
Unit-based compensation expense	413
Net loss	$ (7,941)
Ending balance (in shares) at Dec. 31, 2020 | shares	1,568
Ending balance at Dec. 31, 2020	$ 154,371